PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Property, plant and equipment, at fair value
Beginning balance	$ 42,262
Additions, net	(33)
Transfer from construction work-in-progress	352
Transfer to assets held for sale	(143)
Disposals(4)	(3,606)
Items recognized through OCI:
Change in fair value	(98)
Foreign exchange	(1,470)
Items recognized through net income:
Change in fair value	(37)
Depreciation	(657)
Ending balance	36,570
Construction work-in-progress
Construction in progress, beginning balance	1,776
Additions, net	362
Transfer to property, plant and equipment	(352)
Transfer to assets held for sale	(1)
Disposals	(541)
Items recognized through OCI:
Foreign exchange	(54)
Construction in progress, ending balance	1,190
Total property, plant and equipment, at fair value	37,760		$ 44,038
Due to related parties	624		456
Subsidiary
Property, plant and equipment, at fair value
Disposals(4)	(4,067)
Construction work-in-progress
Disposals	4,067
Hydroelectric
Property, plant and equipment, at fair value
Beginning balance	26,591
Additions, net	5
Transfer from construction work-in-progress	5
Transfer to assets held for sale	(143)
Disposals(4)	(38)
Items recognized through OCI:
Change in fair value	(75)
Foreign exchange	(1,032)
Items recognized through net income:
Change in fair value	(26)
Depreciation	(256)
Ending balance	25,031
Construction work-in-progress
Construction in progress, beginning balance	221
Additions, net	39
Transfer to property, plant and equipment	(5)
Transfer to assets held for sale	(1)
Disposals	0
Items recognized through OCI:
Foreign exchange	(5)
Construction in progress, ending balance	249
Total property, plant and equipment, at fair value	25,280		26,812
Right-of-use assets, not subject to revaluation	38	$ 43
Land, disposals	202	217
Wind
Property, plant and equipment, at fair value
Beginning balance	7,172
Additions, net	(25)
Transfer from construction work-in-progress	217
Transfer to assets held for sale	0
Disposals(4)	(1,933)
Items recognized through OCI:
Change in fair value	0
Foreign exchange	(146)
Items recognized through net income:
Change in fair value	0
Depreciation	(198)
Ending balance	5,087
Construction work-in-progress
Construction in progress, beginning balance	803
Additions, net	73
Transfer to property, plant and equipment	(217)
Transfer to assets held for sale	0
Disposals	(148)
Items recognized through OCI:
Foreign exchange	(31)
Construction in progress, ending balance	480
Total property, plant and equipment, at fair value	5,567		7,975
Right-of-use assets, not subject to revaluation	127	143
Land, disposals	13	13
Solar
Property, plant and equipment, at fair value
Beginning balance	8,302
Additions, net	(12)
Transfer from construction work-in-progress	130
Disposals(4)	(1,596)
Items recognized through OCI:
Foreign exchange	(277)
Items recognized through net income:
Depreciation	(194)
Ending balance	6,353
Items recognized through OCI:
Total property, plant and equipment, at fair value	6,763		9,043
Right-of-use assets, not subject to revaluation	145	277
Land, disposals	45	58
Other
Property, plant and equipment, at fair value
Beginning balance	197
Additions, net	(1)
Transfer from construction work-in-progress	0
Transfer to assets held for sale	0
Disposals(4)	(39)
Items recognized through OCI:
Change in fair value	(23)
Foreign exchange	(15)
Items recognized through net income:
Change in fair value	(11)
Depreciation	(9)
Ending balance	99
Construction work-in-progress
Construction in progress, beginning balance	11
Additions, net	43
Transfer to property, plant and equipment	0
Transfer to assets held for sale	0
Disposals	(3)
Items recognized through OCI:
Foreign exchange	0
Construction in progress, ending balance	51
Total property, plant and equipment, at fair value	150		$ 208
Right-of-use assets, not subject to revaluation	0	0
Land, disposals	1	$ 1
Utility-scale solar
Property, plant and equipment, at fair value
Transfer to assets held for sale	0
Items recognized through OCI:
Change in fair value	0
Items recognized through net income:
Change in fair value	0
Construction work-in-progress
Construction in progress, beginning balance	741
Additions, net	207
Transfer to property, plant and equipment	(130)
Transfer to assets held for sale	0
Disposals	(390)
Items recognized through OCI:
Foreign exchange	(18)
Construction in progress, ending balance	$ 410